Short-term investments (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term investments	$ 341,261	$ 3,781,512
Less than 90 Days
Short-term investments	191,261	1,754,302
91 to 183 Days
Short-term investments	0	1,218,724
184 days to One Year
Short-term investments	$ 150,000	$ 808,486